                           INTERNATIONAL EQUITY PORTFOLIO                     10
                           -----------------------------------------------------

Statement of Assets and Liabilities
===================================================================================
September 30, 1995
-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
     Investments, at Value (Cost $71,735,744)                           $83,600,608
-----------------------------------------------------------------------------------
     Foreign Cash (Cost $2,034,278)                                       2,038,951
-----------------------------------------------------------------------------------
     Cash                                                                    11,260
-----------------------------------------------------------------------------------
     Receivable for Securities Sold                                         249,375
-----------------------------------------------------------------------------------
     Dividends and Interest Receivable                                      160,726
-----------------------------------------------------------------------------------
     Receivable for Foreign Taxes Withheld                                  122,825
-----------------------------------------------------------------------------------
     Prepaid Expenses                                                           189
-----------------------------------------------------------------------------------
     Total Assets                                                        86,183,934
-----------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------
     Due to Bankers Trust                                                    26,019
-----------------------------------------------------------------------------------
     Payable for Securities Purchased                                     2,722,547
-----------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                   28,009
-----------------------------------------------------------------------------------
     Net Unrealized Depreciation on Forward Foreign Currency Contracts       93,928
-----------------------------------------------------------------------------------
     Total Liabilities                                                    2,870,503
-----------------------------------------------------------------------------------

Net Assets                                                              $83,313,431
===================================================================================

Composition of Net Assets
-----------------------------------------------------------------------------------
     Paid-in Capital                                                    $71,546,123
-----------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                           11,864,864
-----------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Forward Foreign Currency
       Contracts                                                            (93,928)
-----------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Foreign Currency Translation           (3,628)
-----------------------------------------------------------------------------------
Net Assets, September 30, 1995                                          $83,313,431
===================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     11
                           -----------------------------------------------------


Statement of Operations
==========================================================================================
For the period January 1, 1995 to September 30, 1995
------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------
     Dividends (net of foreign withholding tax of $176,431)       $ 1,362,870
------------------------------------------------------------------------------------------
     Interest                                                         148,428
------------------------------------------------------------------------------------------
     Total Investment Income                                                   $ 1,511,298
------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------
     Advisory Fee                                                     322,696
------------------------------------------------------------------------------------------
     Administration and Services Fee                                   74,468
------------------------------------------------------------------------------------------
     Professional Fees                                                 27,151
------------------------------------------------------------------------------------------
     Transfer Tax                                                       3,077
------------------------------------------------------------------------------------------
     Trustees Fees                                                      1,079
------------------------------------------------------------------------------------------
     Insurance                                                          1,987
------------------------------------------------------------------------------------------
     Miscellaneous                                                        981
------------------------------------------------------------------------------------------
     Total Expenses                                                   431,439
------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                        (108,743)     322,696
------------------------------------------------------------------------------------------
Net Investment Income                                                            1,188,602
------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities and Foreign
  Currency
------------------------------------------------------------------------------------------
     Net Realized Gain from Securities Transactions                              1,181,082
------------------------------------------------------------------------------------------
     Net Realized Gain from Foreign Currency Transactions                          775,042
------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                                   6,964,969
------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Forward Foreign Currency
       Contracts                                                                     3,996
------------------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Foreign Currency Translation                 (13,494)
------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Securities and Foreign Currency              8,911,595
------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                                     $10,100,197
==========================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     12
                           -----------------------------------------------------

Statement of Changes in Net Assets
=====================================================================================
                                                                                For the
                                                             For the period  year ended
                                                         January 1, 1995 to    December
                                                         September 30, 1995    31, 1994
=======================================================================================
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------
From Operations
---------------------------------------------------------------------------------------
     Net Investment Income                                 $  1,188,602     $   839,522
---------------------------------------------------------------------------------------
     Net Realized Gain from Securities and
      Foreign Currency Transactions                           1,956,124       1,178,394
---------------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on
      Securities and Foreign Currency                         6,955,471        (402,629)
=======================================================================================
     Net Increase in Net Assets from Operations              10,100,197       1,615,287
=======================================================================================

From Capital Transactions
---------------------------------------------------------------------------------------
     Proceeds from Capital Invested                          35,819,720      26,018,869
---------------------------------------------------------------------------------------
     Value of Capital Withdrawn                             (18,648,629)     (5,499,175)
=======================================================================================
     Net Increase in Net Assets from Capital Transactions    17,171,091      20,519,694
=======================================================================================

     Total Increase in Net Assets                            27,271,288      22,134,981
=======================================================================================

Net Assets
---------------------------------------------------------------------------------------
     Beginning of Period                                     56,042,143      33,907,162
---------------------------------------------------------------------------------------
     End of Period                                         $ 83,313,431     $56,042,143
=======================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     13
                           -----------------------------------------------------

Financial Highlights
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the International Equity Portfolio.
--------------------------------------------------------------------------------

                                                                                                           For the period
                                                                                 For the year ended        August 4, 1992
                                                              For the period         December 31,           (Commencement
                                                          January 1, 1995 to     -------------------    of Operations) to
                                                          September 30, 1995      1994        1993      December 31, 1992
-------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data

Ratio of Net Investment Income to Average Net Assets                   2.39%*    1.69%       1.64%                  1.87%*

Ratio of Expenses to Average Net Assets                                0.65%*    0.65%       0.65%                  0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
  Net Assets Due to Absorption of Expenses by Bankers Trust            0.22%*    0.24%       0.39%                  0.93%*

Portfolio Turnover Rate                                                  21%       15%         17%                     7%

Net Assets, End of Period (000's omitted)                           $83,313    $56,042     $33,907                 $8,225

* Annualized

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     14
                           -----------------------------------------------------



Schedule of Portfolio Investments
================================================================================
September 30, 1995



Shares           Description                                               Value
================================================================================
                 COMMON STOCKS - 95.36%
--------------------------------------------------------------------------------
                 Australia - 5.45%
--------------------------------------------------------------------------------
601,400          Burns Philip & Company
                   (Consumer Goods)                                  $ 1,273,380
--------------------------------------------------------------------------------
239,400          National Australia Bank (Finance)                     2,118,101
--------------------------------------------------------------------------------
206,500          News Corp. (Consumer Services)                        1,149,303
--------------------------------------------------------------------------------
                                                                       4,540,784
================================================================================
                 Austria - 2.18%
--------------------------------------------------------------------------------
28,600           Mayr-Melnhof Karton (Materials)                       1,818,900
================================================================================
                 Canada - 2.49%
--------------------------------------------------------------------------------
86,100           TELUS (Utilities)                                     1,050,783
--------------------------------------------------------------------------------
38,800           Westcoast Energy (Utilities)                            574,734
--------------------------------------------------------------------------------
30,300           Westcoast Energy, ADR (Utilities)                       450,713
--------------------------------------------------------------------------------
                                                                       2,076,230
================================================================================
                 Denmark - 1.75%
--------------------------------------------------------------------------------
28,200           Tele Danmark, Cl.B (Utilities)                        1,457,568
================================================================================
                 Finland - 3.22%
--------------------------------------------------------------------------------
87,000           Kymmene (Materials)                                   2,686,284
================================================================================
                 France - 9.08%
--------------------------------------------------------------------------------
7,000            Chargeurs (Consumer Services)                         1,449,084
--------------------------------------------------------------------------------
15,300           Club Mediterranee
                   (Consumer Services)(a)                              1,481,171
--------------------------------------------------------------------------------
15,400           Lyonnaise des Eaux-Dumez
                   (Diversified)                                       1,409,589
--------------------------------------------------------------------------------
3,680            Taittinger (Consumer Goods)                           1,605,764
--------------------------------------------------------------------------------
26,800           Total Petroleum, Cl.B (Energy)                        1,620,864
--------------------------------------------------------------------------------
                                                                       7,566,472
================================================================================
                 Germany - 6.10%
--------------------------------------------------------------------------------
6,600            Bayer (Materials)                                     1,685,332
--------------------------------------------------------------------------------
6,500            Berliner Kraft & Licht (Utilities)                    1,546,536
--------------------------------------------------------------------------------
5,700            Volkswagen (Consumer Goods)                           1,846,816
--------------------------------------------------------------------------------
                                                                       5,078,684
================================================================================
                 Hong Kong - 4.31%
--------------------------------------------------------------------------------
500,000          First Pacific (Emerging Markets)(b)                     533,497
--------------------------------------------------------------------------------
208,000          Guoco Group (Emerging Markets)                        1,041,076
--------------------------------------------------------------------------------
372,000          Hutchison Whampoa (Diversified)                       2,015,882
--------------------------------------------------------------------------------
                                                                       3,590,455
================================================================================
                 Indonesia - 1.48%
--------------------------------------------------------------------------------
67,500           Hanjaya Mandala Sampoerna
                   (Emerging Markets)                                    628,669
--------------------------------------------------------------------------------
112,000          Indofood Sukses Makmur
                   (Emerging Markets)                                    540,102
--------------------------------------------------------------------------------
100,000          SMART (Emerging Markets)                            $    65,107
--------------------------------------------------------------------------------
                                                                       1,233,878
================================================================================
                 Ireland - 3.29%
--------------------------------------------------------------------------------
150,000          CRH (Consumer Goods)                                  1,028,412
--------------------------------------------------------------------------------
480,000          Irish Life (Consumer Services)                        1,715,314
--------------------------------------------------------------------------------
                                                                       2,743,726
================================================================================
                 Italy - 3.51%
--------------------------------------------------------------------------------
1,220,000        Credito Italiano (Finance)                            1,445,115
--------------------------------------------------------------------------------
486,700          Societa Finanziaria Telefonica
                   (Utilities)                                         1,476,675
--------------------------------------------------------------------------------
                                                                       2,921,790
================================================================================
                 Japan - 10.44%
--------------------------------------------------------------------------------
184,000          Hitachi (Capital Equipment)                           1,997,186
--------------------------------------------------------------------------------
58,000           Jusco (Consumer Services)                             1,381,508
--------------------------------------------------------------------------------
25,000           Kyocera (Capital Equipment)                           2,045,226
--------------------------------------------------------------------------------
63,000           Sankyo (Consumer Goods)                               1,430,955
--------------------------------------------------------------------------------
253,000          Toshiba (Capital Equipment)                           1,843,467
--------------------------------------------------------------------------------
                                                                       8,698,342
================================================================================
                 Latin America - 0.51%
--------------------------------------------------------------------------------
31,500           Latin American Equity Fund
                   (Emerging Markets)                                    425,250
--------------------------------------------------------------------------------
                 Malaysia - 0.89%
--------------------------------------------------------------------------------
69,000           Oyl Industries Berhad (Emerging
                   Markets)                                              570,883
--------------------------------------------------------------------------------
50,000           Petronas Gas Berhad (Emerging
                   Markets)(a)(b)                                        174,026
--------------------------------------------------------------------------------
                                                                         744,909
================================================================================
                 Netherlands - 12.53%
--------------------------------------------------------------------------------
13,700           Akzo Nobel (Materials)                                1,645,062
--------------------------------------------------------------------------------
38,900           Internationale Nederlanden
                   Group (Finance)                                     2,258,913
--------------------------------------------------------------------------------
57,200           KLM Royal Dutch Airlines
                   (Transportation)                                    2,005,826
--------------------------------------------------------------------------------
60,300           Philips Electronics (Consumer
                   Goods)                                              2,939,992
--------------------------------------------------------------------------------
12,900           Royal Dutch Petroleum (Energy)                        1,585,286
--------------------------------------------------------------------------------
                                                                      10,435,079
================================================================================
                 Norway - 2.04%
--------------------------------------------------------------------------------
39,600           Norsk Hydro (Energy)                                  1,699,260
--------------------------------------------------------------------------------
                 Singapore - 1.08%
--------------------------------------------------------------------------------
133,000          Jardine Matheson Holdings
                   (Diversified)                                         897,750
--------------------------------------------------------------------------------



             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     15
                           -----------------------------------------------------
Schedule of Portfolio Investments
================================================================================
September 30, 1995



Shares           Description                                               Value
================================================================================
                 Spain - 5.75%
88,990           Autopistas Concesionaria
                   Espanola S.A.
                   (Consumer Services)                               $   872,274
--------------------------------------------------------------------------------
9,635            Banco Popular Espanol (Finance)                       1,500,140
--------------------------------------------------------------------------------
14,324           Fomento de Construcciones
                   y Contratas (Diversified)                           1,205,609
--------------------------------------------------------------------------------
160,100          Iberdrola S.A. (Utilities)                            1,211,336
--------------------------------------------------------------------------------
                                                                       4,789,359
================================================================================
                 Sweden - 3.38%
--------------------------------------------------------------------------------
54,100           Astra, Series A (Consumer Goods)                      1,935,230
--------------------------------------------------------------------------------
29,400           Svelada Industri
                   (Capital Equipment)                                   884,510
--------------------------------------------------------------------------------
                                                                       2,819,740
================================================================================
                 Switzerland - 4.55%
--------------------------------------------------------------------------------
780              Baloise Holdings Ltd. (Finance)                       1,714,582
--------------------------------------------------------------------------------
1,791            BBC Brown Boveri & Cie, Cl.A
                   (Capital Equipment)                                 2,075,421
--------------------------------------------------------------------------------
                                                                       3,790,003
================================================================================
                 Taiwan - 0.45%
--------------------------------------------------------------------------------
29,120           Yageo, GDR
                   (Emerging Markets)(a)                                 371,280
--------------------------------------------------------------------------------
                 Thailand - 0.69%
--------------------------------------------------------------------------------
59,000           PTT Exploration & Production
                   (Emerging Markets)(a)                                 573,660
================================================================================
                 United Kingdom - 8.97%
--------------------------------------------------------------------------------
441,000          Iceland Group (Consumer Services)                     1,227,497
--------------------------------------------------------------------------------
560,700          Lonrho (Diversified)                                  1,476,434
--------------------------------------------------------------------------------
110,100          Manweb (Utilities)                                    1,737,749
--------------------------------------------------------------------------------
141,000          National Power (Partially Paid)
                   (Utilities)                                           503,961
--------------------------------------------------------------------------------
131,500          Powergen (Installment Shares)
                   (Utilities)                                           517,838
--------------------------------------------------------------------------------
427,100          Storehouse (Consumer Services)                        2,012,867
--------------------------------------------------------------------------------
                                                                       7,476,346
================================================================================
                 Venezuela - 1.22%
--------------------------------------------------------------------------------
730,198          Electricidad de Caracas
                   (Emerging Markets)                                    649,409
--------------------------------------------------------------------------------
103,935          Mavesa, ADR (Emerging
                   Markets)(b)                                           367,285
--------------------------------------------------------------------------------
                                                                       1,016,694
================================================================================
Total Common Stocks
(Cost $67,648,342)                                                  $ 79,452,443
================================================================================
                 PREFERRED STOCK - 0.49%
--------------------------------------------------------------------------------
                 Australia - 0.49%
--------------------------------------------------------------------------------
82,050           News Corp. (Consumer Services)
                 (Cost $331,591)                                     $   407,022
================================================================================
Principal
Amount
================================================================================
                 CORPORATE DEBT
                 NON-CONVERTIBLE - 1.32%
--------------------------------------------------------------------------------
                 South Africa - 1.32%
$1,000,000       Liberty Life International,
                   6.50%, 9/30/04
                   (Emerging Markets)
                 (Cost $1,114,559)                                   $ 1,100,000
================================================================================
                 U.S. TREASURY BILL - 3.17%
$2,670,000       5.28%, 12/14/95
                 (Cost $2,641,252)                                   $ 2,641,143
================================================================================
Total Investments
(Cost $71,735,744)               100.34%                             $83,600,608
--------------------------------------------------------------------------------
Liabilities in Excess
of Other Assets                   (0.34)                                (287,177)
================================================================================
Net Assets                       100.00%                             $83,313,431
================================================================================

(a)  Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $1,074,808 or 1.29% of net assets.

     Industry Diversification (as a percentage of Total Investments):


     Capital Equipment.................................................  10.58%
     Consumer Goods....................................................  14.42
     Consumer Services.................................................  13.99
     Diversified.......................................................   8.38
     Emerging Markets..................................................   8.42
     Energy............................................................   5.87
     Finance...........................................................  10.81
     Materials.........................................................   9.37
     Transportation....................................................   2.40
     Utilities.........................................................  12.59
     U.S. Government Treasury Bill.....................................   3.17
                                                                        ------
                                                                        100.00%
                                                                        ======

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     19
                           -----------------------------------------------------

Notes To Financial Statements
================================================================================

Note 1 --  Organization and Significant Accounting Policies

A. Organization

The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 4, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

In fiscal 1995, the Portfolio changed its year end to September 30th.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security and foreign currency transactions of the Portfolio are allocated pro rata among the investors of the Portfolio at the time of such determination.

                           INTERNATIONAL EQUITY PORTFOLIO                     20
                           -----------------------------------------------------

Notes To Financial Statements
================================================================================

F. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Note 2 --  Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $74,468.

The Portfolio has entered into an Advisory Agreement with Bankers Trust.
Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $322,696.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Portfolio have been reduced $108,743.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period January 1, 1995 to September 30, 1995, were $31,676,113 and $13,580,726, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $71,735,953. The aggregate gross unrealized appreciation for all investments was $13,556,024 and the aggregate gross unrealized depreciation for all investments was $1,691,369.

Note 4 -- Open Forward Foreign Currency Contracts

As of September 30, 1995, the Portfolio had entered into the following open forward foreign currency contract:



Contracts             In                       Settle-                        Net Unrealized
to                    Exchange                 ment            Value          (Depreciation)
Deliver               For                      Date            (US $)                 (US $)
--------------------------------------------------------------------------------------------
Sales
--------------------------------------------------------------------------------------------
JPY   336,000,000      USD     3,289,280       10/18/95        3,383,208            (93,928)
============================================================================================

                           INTERNATIONAL EQUITY PORTFOLIO                     21
                           -----------------------------------------------------

Report of Independent Accountants
================================================================================

To the Trustees and Holders of Beneficial Interest of the International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of the International Equity Portfolio, including the Schedule of Portfolio of Investments, as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995, and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for each of the two years in the period ended December 31, 1994 and for the period August 4, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the International Equity Portfolio as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.



Kansas City, Missouri
November 14, 1995